UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     TIG Advisors, LLC

Address:  520 Madison Avenue, 26th Floor
          New York, New York 10022

13F File Number: 28-11896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Fastert
Title:  General Counsel
Phone:  (212) 396-8698


Signature, Place and Date of Signing:


/s/ Michael Fastert         New York, New York             November 14, 2011
--------------------        ------------------           --------------------
     [Signature]             [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      72

Form 13F Information Table Value Total: $584,611
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number      Name
28-13433                  TIG Arbitrage Associates Master Fund L.P.

                                                        FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8

                                                              VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (X$1000) PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
ACCURIDE CORP NEW                    COM NEW      00439T206     628     122,600 SH          SOLE        NONE      122,600
ACTIVISION BLIZZARD INC                COM        00507V109   1,018      85,580 SH          SOLE        NONE       85,580
ADVANCED ANALOGIC TECHNOLOGI           COM        00752J108      57      13,100 SH          SOLE        NONE       13,100
AIR TRANSPORT SERVICES GRP I           COM        00922R105   1,500     346,400 SH          SOLE        NONE      346,400
ASSISTED LIVING CONCPT NEV N        CL A NEW      04544X300   3,027     238,894 SH          SOLE        NONE      238,894
BANK OF AMERICA CORPORATION            COM        060505104   1,224     200,000 SH  PUT     SOLE        NONE      200,000
BROADRIDGE FINL SOLUTIONS IN           COM        11133T103   4,890     242,814 SH          SOLE        NONE      242,814
BROOKFIELD RESIDENTIAL PPTYS           COM        11283W104   1,240     186,483 SH          SOLE        NONE      186,483
CALIPER LIFE SCIENCES INC              COM        130872104  10,258     979,753 SH          SOLE        NONE      979,753
CAREFUSION CORP                        COM        14170T101   3,205     133,800 SH          SOLE        NONE      133,800
CARROLS RESTAURANT GROUP INC           COM        14574X104   3,722     418,225 SH          SOLE        NONE      418,225
CEPHALON INC                           COM        156708109  42,911     531,737 SH          SOLE        NONE      531,737
CEPHALON INC                           COM        156708109   2,720      33,700 SH  CALL    SOLE        NONE       33,700
CIBER INC                              COM        17163B102   1,949     643,320 SH          SOLE        NONE      643,320
CIT GROUP INC                        COM NEW      125581801   3,037     100,000 SH          SOLE        NONE      100,000
CIT GROUP INC                        COM NEW      125581801   3,037     100,000 SH  PUT     SOLE        NONE      100,000
COLFAX CORP                            COM        194014106   2,124     104,859 SH          SOLE        NONE      104,859
CHEMTURA CORP                        COM NEW      163893209   2,808     280,000 SH          SOLE        NONE      280,000
CHEMTURA CORP                        COM NEW      163893209   1,003     100,000 SH  CALL    SOLE        NONE      100,000
DOLLAR THRIFTY AUTOMOTIVE GP           COM        256743105  19,422     344,979 SH          SOLE        NONE      344,979
DOLLAR THRIFTY AUTOMOTIVE GP           COM        256743105     462       8,200 SH  PUT     SOLE        NONE        8,200
EXPRESS SCRIPTS INC                    COM        302182100   2,112      56,973 SH          SOLE        NONE       56,973
FORD MTR CO DEL                   COM PAR $0.01   345370860     967     100,000 SH  PUT     SOLE        NONE      100,000
FREESCALE SEMICONDUCTOR HLDG         SHS OLD      G3727Q101   2,882     261,300 SH          SOLE        NONE      261,300
GENERAL MTRS CO                        COM        37045V100     754      37,386 SH          SOLE        NONE       37,386
GENERAL MTRS CO                        COM        37045V100   1,009      50,000 SH  PUT     SOLE        NONE       50,000
GENERAL MTRS CO                 *W EXP 07/10/201  37045V118     396      33,987 SH          SOLE        NONE       33,987
GENERAL MTRS CO                 *W EXP 07/10/201  37045V126     270      33,987 SH          SOLE        NONE       33,987
GLIMCHER RLTY TR                   SH BEN INT     379302102     425      60,000 SH          SOLE        NONE       60,000
GLIMCHER RLTY TR                   SH BEN INT     379302102     354      50,000 SH  PUT     SOLE        NONE       50,000
GOODRICH CORP                          COM        382388106  24,513     203,125 SH          SOLE        NONE      203,125
GOODRICH CORP                          COM        382388106  20,347     168,600 SH  CALL    SOLE        NONE      168,600
GOODRICH CORP                          COM        382388106   2,414      20,000 SH  PUT     SOLE        NONE       20,000
HARBIN ELECTRIC INC                    COM        41145W109     826      40,000 SH          SOLE        NONE       40,000
HARBIN ELECTRIC INC                    COM        41145W109   4,341     210,200 SH  CALL    SOLE        NONE      210,200
INFOSYS LTD                       SPONSORED ADR   456788108     766      15,000 SH          SOLE        NONE       15,000
ISTAR FINL INC                         COM        45031U101     582     100,000 SH  PUT     SOLE        NONE      100,000
KINETIC CONCEPTS INC                 COM NEW      49460W208   9,251     140,408 SH          SOLE        NONE      140,408
KKR FINANCIAL HLDGS LLC                COM        48248A306   2,229     300,000 SH          SOLE        NONE      300,000
KKR FINANCIAL HLDGS LLC                COM        48248A306   1,486     200,000 SH  PUT     SOLE        NONE      200,000
KRATOS DEFENSE & SEC SOLUTIO         COM NEW      50077B207   1,032     153,628 SH          SOLE        NONE      153,628
MACQUARIE INFRASTR CO LLC        MEMBERSHIP INT   55608B105   6,398     285,112 SH          SOLE        NONE      285,112
MATTEL INC                             COM        577081102   6,123     236,510 SH          SOLE        NONE      236,510
MEDCO HEALTH SOLUTIONS INC             COM        58405U102  31,358     668,767 SH          SOLE        NONE      668,767
MGM RESORTS INTERNATIONAL              COM        552953101     317      34,100 SH  PUT     SOLE        NONE       34,100
MOTOROLA MOBILITY HLDGS INC            COM        620097105  34,288     907,574 SH          SOLE        NONE      907,574
NALCO HOLDING COMPANY                  COM        62985Q101  37,909   1,083,738 SH          SOLE        NONE    1,083,738
NCR CORP NEW                           COM        62886E108   5,074     300,430 SH          SOLE        NONE      300,430
NETLOGIC MICROSYSTEMS INC              COM        64118B100  18,095     376,036 SH          SOLE        NONE      376,036
NORTHGATE MINERALS CORP                COM        666416102  23,532   7,130,865 SH          SOLE        NONE    7,130,865
NYSE EURONEXT                          COM        629491101   2,553     109,846 SH          SOLE        NONE      109,846
PHARMERICA CORP                        COM        71714F104  16,047   1,124,559 SH          SOLE        NONE    1,124,559
PRIMORIS SVCS CORP                     COM        74164F103   1,427     136,470 SH          SOLE        NONE      136,470
ROGERS CORP                            COM        775133101   5,211     133,163 SH          SOLE        NONE      133,163
S1 CORPORATION                         COM        78463B101  24,658   2,688,987 SH          SOLE        NONE    2,688,987
SOUTHERN UN CO NEW                     COM        844030106     530      13,058 SH          SOLE        NONE       13,058
SPDR SERIES TRUST                BRCLYS YLD ETF   78464A417   7,238     200,000 SH  PUT     SOLE        NONE      200,000
SPDR DOW JONES INDL AVRG ETF        UT SER 1      78467X109  10,893     100,000 SH  PUT     SOLE        NONE      100,000
SPDR S&P 500 ETF TR                  TR UNIT      78462F103  18,726     165,500 SH  PUT     SOLE        NONE      165,500
STONERIDGE INC                         COM        86183P102   2,180     417,588 SH          SOLE        NONE      417,588
TAM SA                           SP ADR REP PFD   87484D103     917      58,887 SH          SOLE        NONE       58,887
TELECOM CORP NEW ZEALAND LTD      SPONSORED ADR   879278208     494      50,000 SH          SOLE        NONE       50,000
TEMPLE INLAND INC                      COM        879868107  45,688   1,456,413 SH          SOLE        NONE    1,456,413
TRANSATLANTIC HLDGS INC                COM        893521104  29,623     610,522 SH          SOLE        NONE      610,522
TRINA SOLAR LIMITED                 SPON ADR      89628E104   1,705     280,350 SH          SOLE        NONE      280,350
UNITED TECHNOLOGIES CORP               COM        913017109   8,329     118,378 SH          SOLE        NONE      118,378
VALIDUS HOLDINGS LTD                 COM SHS      G9319H102   3,365     135,051 SH          SOLE        NONE      135,051
VARIAN SEMICONDUCTOR EQUIPMN           COM        922207105  35,933     587,628 SH          SOLE        NONE      587,628
VARIAN SEMICONDUCTOR EQUIPMN           COM        922207105   8,732     142,800 SH  CALL    SOLE        NONE      142,800
VERINT SYS INC                         COM        92343X100   3,920     149,117 SH          SOLE        NONE      149,117
VISTEON CORP                         COM NEW      92839U206   3,453      80,310 SH          SOLE        NONE       80,310
WET SEAL INC                          CL A        961840105   2,697     601,971 SH          SOLE        NONE      601,971

